Condensed parent company financial information - Condensed Parent Company statement of financial position (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Investments in subsidiary undertakings	$ 51	$ 48
Deferred tax assets	122	134
Total non-current assets	2,879	2,684
Other receivables	41	68
Total current assets	1,869	2,129
Total assets	4,748	4,813
LIABILITIES
Loans and other borrowings	(3,274)	(3,166)
Derivative financial instruments	0	(25)
Total current liabilities	(1,928)	(2,190)
Non-current payables	(78)	(75)
Derivative financial instruments	(78)	0
Total non-current liabilities	(5,128)	(4,569)
Total liabilities	(7,056)	(6,759)
Net assets (liabilities)	(2,308)	(1,946)
EQUITY
Total equity	(2,308)	(1,946)	$ (1,608)	$ (1,474)
Parent Company [member]
ASSETS
Investments in subsidiary undertakings	4,077	4,113
Derivative financial instruments	0	1
Deferred tax assets	53	55
Total non-current assets	4,130	4,169
Amounts due from related parties	193	1,107
Other receivables	16	9
Total current assets	209	1,116
Total assets	4,339	5,285
LIABILITIES
Loans and other borrowings	(381)	(555)
Amounts due to related parties	(1)	0
Derivative financial instruments	0	(26)
Total current liabilities	(382)	(581)
Loans and other borrowings	(1,469)	(1,904)
Non-current payables	(2)	0
Derivative financial instruments	(14)	0
Total non-current liabilities	(1,485)	(1,904)
Total liabilities	(1,867)	(2,485)
Net assets (liabilities)	2,472	2,800
EQUITY
Called up share capital	43	46
Share premium account	94	95
Currency translation reserve	(250)	(212)
Other reserves	759	707
Retained earnings	1,826	2,164
Total equity	$ 2,472	$ 2,800